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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------

Check here if Amendment / /  Amendment No.:
                                           ---------
     This Amendment (Check only one):   / /  is a restatement.
                                        / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:       Boyar Asset Management Inc.
                 -------------------------------
     Address:    35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------
Title:   President
         -------------
Phone:   212-995-8300
         -------------

Signature, place and date of signing:

           /s/  Mark A. Boyar      New York, New York     February 2, 2010
          -------------------      ------------------     ----------------

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -----------------------

Form 13F Information Table Entry Total:  39
                                        -----------------------

Form 13F Information Table Value Total:  $69,135 (in thousands)
                                        -----------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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
             ITEM 1                ITEM 2      ITEM 3      ITEM 4        ITEM 5            ITEM 6    ITEM 7          ITEM 8
------------------------------ ------------- ----------- --------- ---------------------- --------- ------- -----------------------
                                  TITLE OF                VALUE     SH/PRN    SH/   PUT/   INVSTMT   OTHER      VOTING AUTHORITY
             ISSUER                CLASS        CUSIP    (x1000)    AMOUNT    PRN   CALL   DISCRTN   MGRS     SOLE   SHARED   NONE
------------------------------ ------------- ----------- --------- --------- ----- ------ --------- ------- ------- -------- ------
ALTRIA GROUP INC                   COMMON     02209S103       277     14100  SH            SOLE               14100    0        0
AMERICAN EXPRESS CO                COMMON     025816109       596     14700  SH            SOLE               14700    0        0
AMERIPRISE FINL INC                COMMON     03076C106      2684     69150  SH            SOLE               69150    0        0
AOL INC                            COMMON     00184X105       983     42213  SH            SOLE               42213    0        0
BANK OF AMER CORP                  COMMON     060505104      2227    147903  SH            SOLE              147903    0        0
BANK OF NEW YORK MELLON            COMMON     064058100      2260     80817  SH            SOLE               80817    0        0
BRISTOL MYERS SQUIBB CO            COMMON     110122108       938     37150  SH            SOLE               37150    0        0
BROADRIDGE FINL SOLUTIONS INC      COMMON     11133T103       502     22250  SH            SOLE               22250    0        0
                                  CL A NY
CABLEVISION SYS CORP               CABLVS     12686C109      2145     83091  SH            SOLE               83091    0        0
CARNIVAL CORP                    PAIRED CTF   143658300      1585     50020  SH            SOLE               50020    0        0
CBS CORP NEW                        CL B      124857202      3722    264935  SH            SOLE              264935    0        0
CITIGROUP INC                      COMMON     172967101       662    199989  SH            SOLE              199989    0        0
COMCAST CORP                      CL A SPL    20030N200      2100    131165  SH            SOLE              131165    0        0
CVS CAREMARK CORPORATION           COMMON     126650100       407     12650  SH            SOLE               12650    0        0
DIEBOLD INC                        COMMON     253651103       718     25250  SH            SOLE               25250    0        0
DISNEY WALT PRODTNS                COMMON     254687106      2067     64098  SH            SOLE               64098    0        0
GENERAL ELEC CO                    COMMON     369604103      1450     95850  SH            SOLE               95850    0        0
HEINZ H J CO                       COMMON     423074103      2172     50800  SH            SOLE               50800    0        0
HOME DEPOT INC                     COMMON     437076102      3615    124950  SH            SOLE              124950    0        0
JPMORGAN CHASE & CO                COMMON     46625H100      3647     87525  SH            SOLE               87525    0        0
KRAFT FOODS INC                     CL A      50075N104      1736     63856  SH            SOLE               63856    0        0
LIMITED BRANDS INC                 COMMON     532716107      1993    103585  SH            SOLE              103585    0        0
MARRIOTT INTL INC NEW               CL A      571903202       670     24584  SH            SOLE               24584    0        0
MEREDITH CORP                      COMMON     589433101      2133     69150  SH            SOLE               69150    0        0
MGM MIRAGE INC                     COMMON     552953101       332     36413  SH            SOLE               36413    0        0
MICROSOFT CORP                     COMMON     594918104      2947     96700  SH            SOLE               96700    0        0
MIDAS GROUP INC                    COMMON     595626102      2367    280159  SH            SOLE              280159    0        0
NASDAQ OMX GROUP                   COMMON     631103108      1861     93900  SH            SOLE               93900    0        0
OFFICE DEPOT INC COM               COMMON     676220106       628     97400  SH            SOLE               97400    0        0
ORIENT-EXPRESS HOTELS LTD           CL A      G67743107       436     43000  SH            SOLE               43000    0        0
PFIZER INC                         COMMON     717081103      3563    195899  SH            SOLE              195899    0        0
PLAYBOY ENTERPRISES INC             CL B      728117300      1160    362650  SH            SOLE              362650    0        0
SAKS INC                           COMMON     79377W108      2738    417350  SH            SOLE              417350    0        0
TIME WARNER INC COM                COMMON     887317303      3565    122340  SH            SOLE              122340    0        0
TRAVELERS COMPANIES INC            COMMON     89417E109      3330     66787  SH            SOLE               66787    0        0
UNITED PARCEL SVC INC               CL B      911312106      2124     37025  SH            SOLE               37025    0        0
VIACOM INC NEW                      CL B      92553P201       354     11918  SH            SOLE               11918    0        0
WENDYS ARBYS GROUP INC             COMMON     950587105      1920    409300  SH            SOLE              409300    0        0
WESTERN UN CO                      COMMON     959802109       516     27400  SH            SOLE               27400    0        0